Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
Summarized financial information for the Trust as of December 31, 2025 and 2024 is as follows (in thousands):

	Master Trust		Plan's Interest in Master Trust Assets
	2025	2024	2025	2024
Net assets held by Master Trust:
Common stock	$362,952.2	$351,300.3	$359,416.9	$347,197.2
Mutual funds	798,653.0	670,027.3	775,937.7	648,124.0
U.S. government and other debt securities	1,015.2	1,276.6	1,015.2	1,276.6
Common/collective trusts	996,769.1	877,940.0	991,812.8	872,691.4
Certificates of deposit	1,601.6	1,369.2	1,601.6	1,369.2
Cash and money market funds	11,445.0	7,401.9	11,445.0	7,401.9
Net assets held by Master Trust	2,172,436.1	1,909,315.3	2,141,229.2	1,878,060.3
Plus:
Accrued interest and dividends	0.2	2.9	0.2	2.9
Total	$2,172,436.3	$1,909,318.2	$2,141,229.4	$1,878,063.2
Net investment income from the Master Trust's investments for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Years Ended December 31,
	2025	2024
Net appreciation in fair value	$276,778.7	$157,419.3
Dividend income	26,648.9	26,490.8
Interest income	14,057.8	12,341.4
Net investment income from the Master Trust	$317,485.4	$196,251.5